REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - Schedule of revision of balance sheet - USD ($)	Mar. 31, 2021	Feb. 02, 2021
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Additional paid-in capital	$ (3,115,509)	$ 5,338,840
Retained earnings	8,114,967
Total shareholders’ equity	5,000,002
As Reported [Member] | Additional paid-in capital [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity	(3,115,509)
As Reported [Member] | Retained earnings [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity	8,114,967
As Reported [Member] | Total shareholders’ equity [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity	5,000,002
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Additional paid-in capital	3,115,509	$ 1,586,454
Retained earnings	(3,115,509)
Total shareholders’ equity
Adjustment [Member] | Additional paid-in capital [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity	3,115,509
Adjustment [Member] | Retained earnings [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity	(3,115,509)
Adjustment [Member] | Total shareholders’ equity [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity
As Adjusted [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Additional paid-in capital
Retained earnings	4,999,458
Total shareholders’ equity	5,000,002
As Adjusted [Member] | Additional paid-in capital [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity
As Adjusted [Member] | Retained earnings [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity	4,999,458
As Adjusted [Member] | Total shareholders’ equity [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total shareholders’ equity	$ 5,000,002